MARKETABLE SECURITIES (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about marketable securities [Table Text Block]
	Silver One	Other	Total
	Resources Inc.	Marketable
		Securities
Balance as at December 31, 2016	$5,280,000	$566,627	$5,846,627
Purchases	-	1,828,695	1,828,695
Loss recorded in other comprehensive loss	(3,000,000)	(398,726)	(3,398,726)
Balance as at December 31, 2017	$2,280,000	$1,996,596	$4,276,596

	Silver One	Other	Total
	Resources Inc.	Marketable
		Securities
Balance as at December 31, 2015	$-	$8,830	$8,830
Proceeds from the Silver One transaction/Purchases	6,360,000	549,741	6,909,741
(Loss) gain recorded in consolidated statements of net loss	(1,080,000)	8,056	(1,071,944)
Balance as at December 31, 2016	$5,280,000	$566,627	$5,846,627